Other Current Assets (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Other Current Assets [Abstract]
VAT and other tax receivable	$ 9.1	$ 3.7
Other receivables	3.1	6.7
Client rechargeables	2.4	4.2
Deferred financing fee	1.3	1.5
Right-of-use lease asset, current	0.3	0.3
Total	16.2	$ 16.4
Withholding tax credits recognised	$ 2.8